Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Disclosure of leases [text block]

Leases

The Group is lessee under lease arrangements covering property and equipment.

Finance Lease Commitments

Most of the Group’s finance lease arrangements are made under usual terms and conditions.

Net Carrying Value of Leasing Assets Held under finance leases

in € m.	Dec 31, 2017	Dec 31, 2016
Land and buildings	14	12
Furniture and equipment	4	2
Other	0	0
Net carrying value	18	14

Future Minimum Lease Payments Required under the Group’s Finance Leases

in € m.	Dec 31, 2017	Dec 31, 2016
Future minimum lease payments:
Not later than one year	8	6
Later than one year and not later than five years	20	18
Later than five years	70	67
Total future minimum lease payments	98	91
Less: Future interest charges	70	63
Present value of finance lease commitments	28	28
Future minimum lease payments to be received	0	3
Contingent rent recognized in the income statement[1]	0	0

[1]The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.

Operating Lease Commitments

The Group leases the majority of its offices and branches under long-term agreements. Most of the lease contracts are made under usual terms and conditions, which means they include options to extend the lease by a defined amount of time, price adjustment clauses and escalation clauses in line with general office rental market conditions. However, the lease agreements do not include any clauses that impose any restriction on the Group’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements. The Group has one significant lease contract which contains five options to extend the lease each for a period of five years and there is no purchase option in this specific lease.

Future Minimum Lease Payments Required under the Group’s Operating Leases

in € m.	Dec 31, 2017	Dec 31, 2016
Future minimum rental payments:
Not later than one year	684	707
Later than one year and not later than five years	1,979	2,092
Later than five years	1,901	1,093
Total future minimum rental payments	4,564	3,893
Less: Future minimum rentals to be received	58	89
Net future minimum rental payments	4,506	3,804

As of December 31, 2017, the total future minimum rental payments included € 305 million for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011. The Group entered into a 181 months leaseback arrangement for the entire facility in connection with the transaction.

In 2017, the rental payments for lease and sublease agreements amounted to € 790 million. This included charges of € 800 million for minimum lease payments and € 6 million for contingent rents as well as € 15 million related to sublease rentals received.